ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Amounts due from concentrate sales	$ 68	$ 76
Other receivables	295	172
Accounts receivable	363	248
Other current assets
Derivative assets	1	2
Goods and services taxes recoverable	302	182
Prepaid expenses	174	72
Other2	88	51
Other current assets	565	307
Disclosure of Trade Receivable and Other Current Assets [Line Items]
Deferred tax assets	235	259
MALI
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	141	0
Tanzania
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	61	67
Zambia
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	50	60
Zambia
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	26	22
Dominican Republic
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	$ 10	$ 12